Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Argentina 2.1%
MercadoLibre, Inc.(a)	27,175	45,637,695
Austria 1.8%
Erste Group Bank AG	864,912	37,977,607
Brazil 1.3%
B3 SA - Brasil Bolsa Balcao	11,524,801	27,046,221
Canada 2.3%
Canadian National Railway Co.	418,496	48,497,429
China 0.9%
Tencent Holdings Ltd.	313,900	18,739,440
Denmark 1.9%
Vestas Wind Systems A/S	993,877	39,863,447
France 4.0%
Legrand SA	353,946	37,925,200
Schneider Electric SE	286,169	47,519,441
Total		85,444,641
Germany 11.8%
Adidas AG	148,751	46,745,979
Bayerische Motoren Werke AG	443,644	42,136,878
Daimler AG, Registered Shares	357,488	31,541,774
Infineon Technologies AG	802,067	32,803,104
Knorr-Bremse AG	314,726	33,673,034
Siemens AG, Registered Shares	222,856	36,448,331
Zalando SE(a)	297,656	27,146,696
Total		250,495,796
Hong Kong 4.6%
AIA Group Ltd.	4,952,000	56,969,823
Hong Kong Exchanges and Clearing Ltd.	672,400	41,319,324
Total		98,289,147
India 2.2%
HDFC Bank Ltd., ADR	630,841	46,108,169
Italy 3.4%
FinecoBank Banca Fineco SpA(a)	1,408,708	25,443,915
Intesa Sanpaolo SpA	16,765,839	47,463,865
Total		72,907,780
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 10.9%
Bridgestone Corp.	1,058,300	50,069,452
Kubota Corp.	1,345,200	28,629,396
Recruit Holdings Co., Ltd.	916,900	56,046,298
SMC Corp.	67,600	42,176,348
Sony Group Corp.	488,800	54,265,966
Total		231,187,460
Netherlands 4.2%
ASML Holding NV	118,262	88,348,628
New Zealand 1.3%
Xero Ltd.(a)	280,454	27,520,543
Norway 1.8%
Equinor ASA	1,482,153	37,692,356
Spain 3.9%
Banco Bilbao Vizcaya Argentaria SA	7,621,331	50,305,439
Iberdrola SA	3,132,423	31,513,536
Total		81,818,975
Sweden 2.0%
Svenska Handelsbanken AB, Class A	3,863,547	43,269,434
Switzerland 14.4%
Alcon, Inc.	408,254	33,056,632
Chocoladefabriken Lindt & Spruengli AG	4,096	45,796,792
Cie Financiere Richemont SA, Class A, Registered Shares	341,142	35,370,326
Lonza Group AG, Registered Shares	43,146	32,364,238
Nestlé SA, Registered Shares	639,190	77,016,047
Roche Holding AG, Genusschein Shares	155,638	56,803,197
Sika AG	83,074	26,265,774
Total		306,673,006
Taiwan 3.9%
Sea Ltd. ADR(a)	132,724	42,303,121
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	360,679	40,269,810
Total		82,572,931
Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.8%
AstraZeneca PLC	521,682	62,871,935
Barclays Bank PLC	15,724,957	39,956,793
Bunzl PLC	749,527	24,730,270
Burberry Group PLC	1,511,181	36,777,081
Diageo PLC	1,145,013	55,435,813
GlaxoSmithKline PLC	2,164,427	40,849,600
National Grid PLC	2,472,114	29,457,014
NMC Health PLC(a),(b),(c)	293,698	1
Reckitt Benckiser Group PLC	452,800	35,572,065
Royal Dutch Shell PLC, Class A	3,303,338	73,815,334
Total		399,465,906
United States 1.9%
Booking Holdings, Inc.(a)	16,658	39,543,927
Total Common Stocks (Cost $1,732,091,843)		2,109,100,538

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(e)	2,219,503	2,219,281
Total Money Market Funds (Cost $2,219,281)		2,219,281
Total Investments in Securities (Cost $1,734,311,124)		2,111,319,819
Other Assets & Liabilities, Net		11,400,187
Net Assets		$2,122,720,006

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	46,484,628	1,098,838,793	(1,143,104,140)	—	2,219,281	—	17,143	2,219,503
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Variable Portfolio – Partners International Core Equity Fund | Quarterly Report 2021

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